Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	[1]	€ 4,051
Ending balance		2,356	€ 4,051	[1]
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		2,295	2,194
Amortization		3	3
Net exchange difference		(54)	98
Ending balance		2,244	2,295
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		118	126
Movements related to fair value hedges		(3)	(15)
Amortization		(1)	(1)
Net exchange difference		(4)	8
Ending balance		111	118
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		4,051	9,661
Addition		1,604	3,569
Repayment		(3,239)	(4,086)
Disposal of a business		(8)
Amortization		2	1
Transfers to disposal groups			(5,227)
Net exchange difference		(54)	133
Ending balance		2,356	4,051
Cash flow hedges [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		(11)	3
Realized gains / losses in income statement		(3)	(15)
Ending balance		€ (14)	€ (11)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.